ACCRUED EXPENSES AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2016
Payables and Accruals [Abstract]
Weighted Average Annual Rate Other intangible Assets
	December 31,
	2015	2016

Government authorities	$3,419	$5,009
Accrued royalties to the IIA (Note 10a)	251	259
Accrued expenses	11,223	8,638

	$14,893	$13,906